BRINSON LIR MONEY MARKET FUND
BRINSON LIR TREASURY SECURITIES FUND                               ANNUAL REPORT


Dear Shareholder,                                                  June 15, 2001


We present you with the annual report for Brinson LIR Money Market Fund and Brinson LIR Treasury Securities Fund (formerly LIR Money Market Fund and LIR Treasury Securities Fund) for the fiscal year ended April 30, 2001.

MARKET REVIEW

[GRAPHIC] The fiscal year ended April 30, 2001 was marked by economic contrast. When the period began, the inflation-adjusted Gross Domestic Product had recently climbed to inflationary levels. With the Federal Reserve (the "Fed") winding down its aggressive rate hikes in an attempt to slow the economy and trigger slower, sustainable economic growth, the Fed Funds rate increased to 6.5% in May 2000. Then a combination of market and economic forces converged to shake the confidence of equity investors during the second half of 2000 and into 2001.

   Global tensions and soaring energy prices were a source of strain on the economy, but internal pressures proved to be more disruptive. Technology stocks were the first to be rattled as sub-par earnings reports and a reexamination of this previously hot sector sent some stock prices tumbling to less than half of their highs by year-end. By first quarter 2001, analysts feared a possible recession as economic growth stalled, manufacturing activity plummeted, unemployment claims began to swell and consumer confidence waned.

   With the hoped-for soft landing in danger, the Fed began to reverse its monetary policy swiftly in January, cutting rates twice, both times by 50 basis points, followed by three more rate cuts each of the same size by May 2001, knocking the Fed Funds rate back down to 4.0%. Fixed income yields, which experienced their highest levels in a decade during 2000, began to lower along with interest rates. Finally, an April rally in the equity markets helped to still some investors' shaken confidence, although concerns remain.

[SIDEBAR]
We are pleased to announce that Mitchell Hutchins Asset Management Inc. changed its name to Brinson Advisors, Inc. on May 1, 2001. Brinson Advisors is a member of UBS Asset Management, a global financial leader with almost $400 billion in assets under management.

Brinson Advisors delivers the investment capabilities of UBS Asset Management. Our objective is to offer long-term, value-added investment expertise and superior client service. We bring together all of the elements of investment solutions for our clients:

- A global perspective on markets and economies

- An all-encompassing philosophy for valuing markets, currencies and securities around the world based on price/value discrepancies derived from fundamental research

(continued on page 3)

                                                   BRINSON LIR MONEY MARKET FUND
ANNUAL REPORT                               BRINSON LIR TREASURY SECURITIES FUND


PERFORMANCE AND PORTFOLIO REVIEW

CURRENT SEVEN-DAY AVERAGE YIELD(1)                         4/30/01            10/31/00
--------------------------------------------------------------------------------------------
Money Market Fund:
  Institutional Shares                                       4.73%               6.38%
  Financial Intermediary Shares                              4.48                6.13
Treasury Securities Fund+                                    4.15                5.81
--------------------------------------------------------------------------------------------

EFFECTIVE SEVEN-DAY AVERAGE YIELD(1)                       4/30/01            10/31/00
--------------------------------------------------------------------------------------------
Money Market Fund:
  Institutional Shares                                       4.84%               6.59%
  Financial Intermediary Shares                              4.58                6.32
Treasury Securities Fund+                                    4.22                5.98
--------------------------------------------------------------------------------------------

WEIGHTED AVERAGE MATURITY                                  4/30/01            10/31/00
--------------------------------------------------------------------------------------------
Money Market Fund                                          58 days             55 days
Treasury Securities Fund                                   59 days             32 days
--------------------------------------------------------------------------------------------

NET ASSETS                                                 4/30/01            10/31/00
--------------------------------------------------------------------------------------------
Money Market Fund                                       $2.56 billion        $2.16 billion
Treasury Securities Fund                               $167.4 million       $141.5 million
--------------------------------------------------------------------------------------------

HIGHLIGHTS

[GRAPHIC] The Funds benefited from investors' flight to safety as net assets increased during the darkest days of the equity markets' downturn. During the past few months, however, seven-day yields have fallen with interest rates, dimming some but certainly not all of investors' newfound appreciation for quality and relative safety. The Funds' weighted average maturities each increased from 45 days at the start of the fiscal year as we have attempted to lock in rates of return that similar investments may not see again for a while. As always, we believe that investors' interests are best served when we choose debt instruments that offer both favorable returns and the highest credit quality.

(1) Yields will fluctuate.
 +  Institutional shares.

[SIDEBAR]
BRINSON LIR MONEY MARKET FUND
BRINSON LIR TREASURY SECURITIES FUND

INVESTMENT GOAL (BOTH FUNDS):

High current income to the extent consistent with capital preservation and liquidity

PORTFOLIO MANAGER:
Susan P. Ryan
Brinson Advisors, Inc.

COMMENCEMENT:
Institutional shares--June 3, 1991 (Money Market Fund) December 6, 1991 (Treasury Securities Fund)

MMF Financial Intermediary shares--original issuance March 17, 1994, ceased April 30, 1995; reissued January 14, 1998

DIVIDEND PAYMENTS:
Monthly

BRINSON LIR MONEY MARKET FUND
BRINSON LIR TREASURY SECURITIES FUND                               ANNUAL REPORT

OUTLOOK

[GRAPHIC] The record $135 trillion dollar tax cut, passed by Congress and signed into law, will help pump some energy - an estimated $45 billion - into the economy this year, while low interest rates should help foster economic activity in other areas. Manufacturing, an area of particular concern, was still struggling at period end. Increased labor costs and unemployment claims may damper some enthusiasm that has resulted in a slight rise in consumer confidence.

   The market continues to focus on the Fed, unemployment, consumer confidence, the equity markets and the general state of the economy. Further easing by the Fed should result in lower short-term yields, a steeper yield curve and further narrowing of spreads. The next few months will determine if the Fed has been aggressive enough at lowering rates to avoid a recession.

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For more information on the Brinson Funds,(2) please contact your investment professional or visit us at www.ubspainewebber.com.

Sincerely,

/s/ Brian M. Storms                       /s/ Susan P. Ryan
BRIAN M. STORMS                           SUSAN P. RYAN
President and                             Executive Director
Chief Executive Officer                   Brinson Advisors, Inc.
Brinson Advisors, Inc.                    Portfolio Manager,
                                          Liquid Institutional Reserves


This letter is intended to assist shareholders in understanding how the Funds performed during the fiscal year ended April 30, 2001, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment professional regarding your personal investment program.

(2) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

[SIDEBAR]
(continued)

- Innovative thought leadership and investment ideas

- A dedication to providing personal client service and personalized business solutions.

Please note that effective May 9, 2001, Money Market Fund was renamed Brinson LIR Money Market Fund, and Treasury Securities Fund was renamed Brinson LIR Treasury Securities Fund.

These changes will not impact the management of your fund.

BRINSON LIR MONEY MARKET FUND

STATEMENT OF NET ASSETS                                           APRIL 30, 2001

PRINCIPAL
 AMOUNT                                                                MATURITY            INTEREST
  (000)                                                                  DATES               RATES              VALUE
---------                                                              --------            ---------            -----
U.S. GOVERNMENT AGENCY OBLIGATIONS--11.01%

$ 20,000    Federal Farm Credit Banks.....................             05/01/01                4.261%*      $  20,000,000
  35,000    Federal Home Loan Bank........................       07/18/01 to 09/05/01    4.560 to 5.255@       34,530,983
  15,000    Federal Home Loan Bank........................             02/26/02                5.000           15,000,000
  63,050    Federal Home Loan Mortgage Corp. .............       07/19/01 to 01/03/02    4.820 to 5.180@       61,576,972
  94,000    Federal National Mortgage Association.........       07/05/01 to 02/22/02    4.540 to 5.100@       91,404,086
  60,000    Student Loan Marketing Association............             05/01/01          4.221 to 4.241*       59,984,722
                                                                                                            -------------
Total U.S. Government Agency Obligations
  (cost--$282,496,763)....................................                                                    282,496,763
                                                                                                            -------------
BANK NOTES--0.59%

DOMESTIC--0.59%
  15,000    Comerica Bank (cost--$14,999,544).............              05/08/01                5.003*         14,999,544
                                                                                                            -------------
CERTIFICATES OF DEPOSIT--13.72%

EURO-DOLLAR--0.58%
  15,000    ANZ Bank......................................             06/19/01                7.100           15,003,362
                                                                                                            -------------
YANKEE--13.14%
  30,000    Barclays Bank PLC.............................             05/01/01                4.490*          29,992,206
  75,000    Canadian Imperial Bank of Commerce............       02/26/02 to 04/18/02    4.400 to 5.035        74,999,611
  35,000    Canadian Imperial Bank of Commerce............       05/01/01 to 05/16/01    4.580 to 4.618*       34,993,706
  20,000    Commerzbank AG................................             05/01/01                5.043*          19,999,035
  10,000    Commerzbank AG................................             07/23/01                7.075           10,000,449
  40,000    Deutsche Bank AG..............................       06/15/01 to 09/11/01    4.750 to 6.790        39,999,556
  20,000    National Westminster Bank PLC.................             08/31/01                6.855           19,998,099
  50,000    Societe Generale..............................       05/21/01 to 04/22/02    4.735 to 4.845        49,996,532
  50,000    Svenska Handelsbanken.........................       05/08/01 to 08/24/01    6.890 to 7.170        50,000,324
   7,000    UBS AG........................................             07/19/01                7.030            6,999,713
                                                                                                            -------------
                                                                                                              336,979,231
                                                                                                            -------------
Total Certificates of Deposit (cost--$351,982,593)........                                                    351,982,593
                                                                                                            -------------
COMMERCIAL PAPER@--52.01%

ASSET BACKED-AUTO & TRUCK--1.94%
  50,000    New Center Asset Trust........................       06/06/01 to 06/22/01    4.260 to 4.740        49,720,600
                                                                                                            -------------
ASSET BACKED-BANKING--2.80%
  13,000    Centric Capital Corp. ........................             05/07/01                4.970           12,989,232
  59,077    Stellar Funding Group, Inc. ..................       05/15/01 to 07/26/01    4.230 to 4.480        58,703,403
                                                                                                            -------------
                                                                                                               71,692,635
                                                                                                            -------------
ASSET BACKED-FINANCE--0.50%
  13,000    Beta Finance, Inc. ...........................             05/16/01                6.420           12,965,225
                                                                                                            -------------
ASSET BACKED-MISCELLANEOUS--7.10%
  20,000    Falcon Asset Securitization Corp. ............             10/15/01                4.430           19,588,994
  55,000    Galaxy Funding, Inc. .........................       05/10/01 to 07/19/01    4.700 to 5.050        54,659,021
  50,000    Giro Funding U.S. Corp. ......................       05/02/01 to 06/28/01    4.720 to 5.060        49,843,695
  50,529    Parthenon Receivables Funding LLC.............       05/21/01 to 07/09/01    4.470 to 4.710        50,203,733
   7,759    Triple-A One Funding Corp. ...................             05/07/01                5.040            7,752,482
                                                                                                            -------------
                                                                                                              182,047,925
                                                                                                            -------------

BRINSON LIR MONEY MARKET FUND

PRINCIPAL
 AMOUNT                                                                MATURITY            INTEREST
  (000)                                                                  DATES               RATES              VALUE
---------                                                              --------            ---------            -----
COMMERCIAL PAPER@--(CONTINUED)

AUTO & TRUCK--0.97%
$ 25,000    Ford Motor Credit Corp. ......................             05/10/01                5.000%       $  24,968,750
                                                                                                            -------------
BANKING-DOMESTIC--11.44%
  20,000    Abbey National North America..................             07/20/01                5.210           19,768,444
  80,100    BBL North America Funding Corp. ..............       05/01/01 to 05/09/01    5.000 to 5.030        80,080,447
  20,000    Credit Agricole Indosuez N.A. Inc. ...........             07/05/01                4.660           19,831,722
  25,000    Dexia Delaware LLC............................             06/06/01                4.950           24,876,250
  10,000    Fortis Funding LLC............................             07/05/01                4.580            9,917,306
  70,000    Nordea North America, Inc. ...................       05/09/01 to 07/06/01    4.640 to 4.950        69,626,733
  70,000    Westpac Banking Corp. ........................       06/04/01 to 07/18/01    5.240 to 5.340        69,421,095
                                                                                                            -------------
                                                                                                              293,521,997
                                                                                                            -------------
BANKING-FOREIGN--1.93%
   4,753    Bank of Scotland Treasury Services PLC........             06/12/01                4.900            4,725,829
  45,000    Halifax PLC...................................       05/02/01 to 07/09/01    5.250 to 6.400        44,794,305
                                                                                                            -------------
                                                                                                               49,520,134
                                                                                                            -------------
BANKING-SUBSIDIARY--0.77%
  20,000    ABN-AMRO North America Finance................             07/09/01                5.180           19,801,433
                                                                                                            -------------
BROKER-DEALER--2.52%
  40,000    Credit Suisse First Boston, Inc. .............             07/05/01                4.680           39,662,000
  25,000    Morgan Stanley Dean Witter & Co. .............             05/01/01          4.630 to 4.788*       25,000,000
                                                                                                            -------------
                                                                                                               64,662,000
                                                                                                            -------------
BUILDING MATERIALS--0.39%
  10,000    Sherwin-Williams Co. .........................             05/22/01                4.900            9,971,417
                                                                                                            -------------
DRUGS, HEALTH CARE--1.94%
  25,000    Glaxo Wellcome PLC............................             05/22/01                4.950           24,927,812
  25,000    Pfizer, Inc. .................................             05/17/01                4.880           24,945,778
                                                                                                            -------------
                                                                                                               49,873,590
                                                                                                            -------------
FINANCE-CONDUIT--1.36%
  35,000    Svenska Handelsbanken, Inc. ..................             05/07/01                5.010           34,970,775
                                                                                                            -------------
FINANCE-DIVERSIFIED--1.55%
  40,000    General Electric Capital Corp. ...............             06/06/01                6.050           39,758,000
                                                                                                            -------------
FINANCE-INDEPENDENT--1.17%
  30,000    National Rural Utilities Cooperative Finance
              Corp. ......................................             05/30/01                4.860           29,882,550
                                                                                                            -------------
FINANCE-SUBSIDIARY--4.65%
  45,000    Deutsche Bank Financial, Inc. ................       05/03/01 to 08/24/01    5.030 to 5.050        44,671,625
  75,000    Dresdner U.S. Finance, Inc. ..................       05/08/01 to 07/09/01    4.590 to 5.040        74,535,625
                                                                                                            -------------
                                                                                                              119,207,250
                                                                                                            -------------
FOOD, BEVERAGE & TOBACCO--1.17%
  30,000    Philip Morris Cos., Inc. .....................             05/07/01                5.030           29,974,850
                                                                                                            -------------

BRINSON LIR MONEY MARKET FUND

PRINCIPAL
 AMOUNT                                                                MATURITY            INTEREST
  (000)                                                                  DATES               RATES              VALUE
---------                                                              --------            ---------            -----
COMMERCIAL PAPER@--(CONCLUDED)

INSURANCE--3.79%
$ 32,500    General Re Corp. .............................             06/20/01                4.320%       $  32,305,000
  65,000    Prudential Funding LLC........................       05/10/01 to 06/05/01    4.790 to 5.030        64,799,282
                                                                                                            -------------
                                                                                                               97,104,282
                                                                                                            -------------
METALS & MINING--2.61%
  33,833    Rio Tinto America, Inc. ......................       05/01/01 to 07/10/01    4.650 to 5.000        33,570,792
  33,380    Rio Tinto Ltd. ...............................             05/24/01                4.420           33,285,738
                                                                                                            -------------
                                                                                                               66,856,530
                                                                                                            -------------
TELECOMMUNICATIONS--3.41%
  55,000    Verizon Global Funding Corp. .................       06/06/01 to 06/20/01    4.280 to 4.790        54,707,689
  32,835    Verizon Network Funding.......................             05/25/01                4.900           32,727,739
                                                                                                            -------------
                                                                                                               87,435,428
                                                                                                            -------------
Total Commercial Paper (cost--$1,333,935,371).............                                                  1,333,935,371
                                                                                                            -------------
SHORT-TERM CORPORATE OBLIGATIONS--20.22%
ASSET BACKED-FINANCE--6.43%
  75,000    Beta Finance, Inc. ...........................       05/02/01 to 05/18/01    4.341 to 4.648*       74,996,105
  90,000    CC (USA), Inc. ...............................       05/01/01 to 05/16/01    4.560 to 4.615*       89,998,619
                                                                                                            -------------
                                                                                                              164,994,724
                                                                                                            -------------
AUTO & TRUCK--2.44%
  62,397    General Motors Acceptance Corp. ..............       05/01/01 to 07/30/01    4.560 to 4.940*       62,457,643
                                                                                                            -------------
BANKING-DOMESTIC--1.95%
  25,000    Bank of America Corp. ........................             06/20/01                5.010           25,015,620
  25,000    Wells Fargo & Co. ............................             05/14/01                4.993           25,000,000
                                                                                                            -------------
                                                                                                               50,015,620
                                                                                                            -------------
BROKER-DEALER--6.43%
  40,000    Credit Suisse First Boston, Inc. .............             05/01/01          4.798 to 4.808*       40,000,000
  75,000    Merrill Lynch & Co., Inc. ....................       05/01/01 to 05/14/01    4.610 to 5.368*       75,000,745
  50,000    Morgan Stanley Dean Witter & Co. .............             05/15/01                5.048*          50,000,000
                                                                                                            -------------
                                                                                                              165,000,745
                                                                                                            -------------
FINANCE-DIVERSIFIED--1.41%
  22,600    Associates Corp. of North America.............             05/22/01                5.480*          22,632,910
  13,500    General Electric Capital Corp. ...............             01/14/02                5.440*          13,514,070
                                                                                                            -------------
                                                                                                               36,146,980
                                                                                                            -------------
FINANCE-INDEPENDENT--1.56%
  40,000    National Rural Utilities Cooperative Finance
              Corp. ......................................       05/07/01 to 07/20/01    4.580 to 4.798*       40,000,000
                                                                                                            -------------
Total Short-Term Corporate Obligations
  (cost--$518,615,712)....................................                                                    518,615,712
                                                                                                            -------------

BRINSON LIR MONEY MARKET FUND

NUMBER OF                                                              MATURITY            INTEREST
 SHARES                                                                  DATES               RATES              VALUE
---------                                                              --------            ---------            -----
MONEY MARKET FUNDS--2.39%
50,181,848  AIM Liquid Assets Money Market Portfolio.....               05/01/01               4.700%*     $   50,181,848
11,098,930  AIM Prime Money Market Portfolio.............               05/01/01               4.610*          11,098,930
                                                                                                            -------------
Total Money Market Funds (cost--$61,280,778).............                                                      61,280,778
                                                                                                            -------------
Total Investments (cost--$2,563,310,761 which
  approximates cost for federal income tax
  purposes)--99.94%......................................                                                   2,563,310,761
Other assets in excess of liabilities--0.06%.............                                                       1,567,651
                                                                                                            -------------
Net Assets (applicable to 2,513,328,806 and 51,536,146 of
  Institutional shares and Financial Intermediary shares,
  respectively, each equivalent to $1.00 per
  share)--100.00%........................................                                                  $2,564,878,412
                                                                                                           ==============

------------
@ Interest rates shown are the discount rates at date of purchase.
* Variable rate securities--Maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of April 30, 2001 and reset periodically.







                        Weighted average maturity--58 days




                   See accompanying notes to financial statements

BRINSON LIR TREASURY SECURITIES FUND

STATEMENT OF NET ASSETS                                           APRIL 30, 2001

PRINCIPAL
 AMOUNT                                                                MATURITY            INTEREST
  (000)                                                                  DATES               RATES              VALUE
---------                                                              --------            ---------            -----
U.S. TREASURY OBLIGATIONS--96.67%

$  162,939  U.S. Treasury Bills (cost--$161,807,225)......        05/03/01 to 02/28/02  3.670 to 6.040%@    $ 161,807,225
                                                                                                            -------------
 NUMBER OF
  SHARES
---------
MONEY MARKET FUNDS--3.72%

 3,229,813  Goldman Treasury Instruments Fund.............              05/01/01               4.025*           3,229,813
 3,000,000  Provident Institutional Federal Security
              Treasury Fund...............................              05/01/01               4.356*           3,000,000
                                                                                                            -------------
Total Money Market Funds (cost--$6,229,813)...............                                                      6,229,813
                                                                                                            -------------
Total Investments (cost--$168,037,038 which approximates
  cost for federal income tax purposes)--100.39%..........                                                    168,037,038
Liabilities in excess of other assets--(0.39)%............                                                       (646,644)
                                                                                                            -------------
Net Assets (applicable to 167,368,476 Institutional shares,
  equivalent to $1.00 per share)--100.00%.................                                                  $ 167,390,394
                                                                                                            =============

------------
@ Interest rates shown are the discount rates at date of purchase.
* Variable rate securities--Maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of April 30, 2001 and reset periodically.





                            Weighted Average Maturity--59 days


                      See accompanying notes to financial statements

BRINSON LIR MONEY MARKET FUND
BRINSON LIR TREASURY SECURITIES FUND

STATEMENT OF OPERATIONS


                                                                         FOR THE YEAR ENDED
                                                                           APRIL 30, 2001
                                                                 --------------------------------
                                                                  BRINSON LIR        BRINSON LIR
                                                                     MONEY             TREASURY
                                                                     MARKET           SECURITIES
                                                                      FUND                FUND
                                                                 --------------     -------------
INVESTMENT INCOME:
Interest....................................................      $142,187,372        $7,894,259
                                                                  ------------        ----------
EXPENSES:
Investment advisory and administration......................         5,628,981           349,295
Transfer agency and related services fees...................           405,163            24,878
Insurance expense...........................................           316,668             3,036
Custody and accounting......................................           223,752            14,863
State and federal registration fees.........................           155,350            32,230
Shareholder servicing fees--Financial Intermediary shares...           134,385                --
Professional fees...........................................            99,642             35,178
Reports and notices to shareholders.........................            53,182             19,102
Trustees' fees..............................................            10,500             10,500
Other expenses..............................................            26,673             20,794
                                                                  ------------         ---------
                                                                     7,054,296            509,876
Less: Fee waivers/reimbursements from adviser...............          (615,698)          (104,629)
                                                                  ------------         ---------
Net expenses................................................         6,438,598            405,247
                                                                  ------------         ---------
Net investment income.......................................       135,748,774          7,489,012
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS.............            12,852             18,130
                                                                  ------------         ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........      $135,761,626         $7,507,142
                                                                  ============         ==========



            See accompanying notes to financial statements

BRINSON LIR MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE YEARS ENDED
                                                                       APRIL 30,
                                                            --------------------------------
                                                                 2001              2000
                                                            --------------    --------------
FROM OPERATIONS:
Net investment income.................................      $  135,748,774    $   95,035,161
Net realized gains from investment transactions.......              12,852             1,283
                                                            --------------    --------------
Net increase in net assets resulting from operations..         135,761,626        95,036,444
                                                            --------------    --------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional shares...........        (132,661,528)      (93,698,675)
Net investment income--Financial Intermediary shares..          (3,087,246)       (1,336,486)
                                                            --------------    --------------
Total dividends to shareholders.......................        (135,748,774)      (95,035,161)
                                                            --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL
  INTEREST TRANSACTIONS...............................         664,117,825      (147,634,006)
                                                            --------------    --------------
Net increase (decrease) in net assets.................         664,130,677      (147,632,723)

NET ASSETS:
Beginning of year.....................................       1,900,747,735     2,048,380,458
                                                            --------------    --------------
End of year...........................................      $2,564,878,412    $1,900,747,735
                                                            ==============    ==============

                See accompanying notes to financial statements

BRINSON LIR TREASURY SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE YEARS ENDED
                                                                       APRIL 30,
                                                            --------------------------------
                                                                 2001              2000
                                                            --------------    --------------
FROM OPERATIONS:
Net investment income.....................................   $  7,489,012       $  6,182,662
Net realized gains (losses) from investment transactions..         18,130               (121)
                                                             ------------       ------------
Net increase in net assets resulting from operations......      7,507,142          6,182,541
                                                             ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Institutional shares...............     (7,489,012)        (6,182,662)
Net realized gain from investment transactions--
  Institutional shares....................................             --           (166,129)
                                                             ------------       ------------
Total dividends and distributions to shareholders.........     (7,489,012)        (6,348,791)
                                                             ------------       ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL
  INTEREST TRANSACTIONS...................................     48,847,101        (60,535,731)
                                                             ------------       ------------
Net increase (decrease) in net assets.....................     48,865,231        (60,701,981)
NET ASSETS:
Beginning of year.........................................    118,525,163        179,227,144
                                                             ------------       ------------
End of year...............................................   $167,390,394       $118,525,163
                                                             ============       ============


                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Brinson LIR Money Market Fund ("Money Market Fund") and Brinson LIR Treasury Securities Fund ("Treasury Securities Fund") (collectively the "Funds") are series of Liquid Institutional Reserves (the "Trust"), an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Trust currently offers three no-load series: the Funds and the Brinson LIR Government Securities Fund. The financial statements for the Brinson LIR Government Securities Fund are not included herein.

   The Funds currently offer two classes of shares, Institutional shares and Financial Intermediary shares. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares shall be entitled to vote thereon. At April 30, 2001 the Treasury Securities Fund had no Financial Intermediary shares outstanding.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

   VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

   REPURCHASE AGREEMENTS--The Money Market Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event that a counterparty defaults on its obligation to repurchase, the Money Market Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Money Market Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Brinson Advisors, Inc. ("Brinson Advisors"), formerly known as Mitchell Hutchins Asset Management Inc., sub-adviser and sub-administrator of the Trust. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NOTES TO FINANCIAL STATEMENTS

CONCENTRATION OF RISK

   The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

   The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with UBS PaineWebber Inc. ("UBS PaineWebber"), an indirect wholly owned subsidiary of UBS AG, under which UBS PaineWebber-SM-* serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contract, UBS PaineWebber receives compensation from the Funds, computed daily and paid monthly, at an annual rate of 0.25% of each Fund's average daily net assets. At April 30, 2001, the Money Market Fund and the Treasury Securities Fund owed UBS PaineWebber $487,257 and $30,938, respectively, in investment advisory and administration fees.

   Brinson Advisors serves as sub-adviser and sub-administrator to the Trust pursuant to a Sub-Advisory and Sub-Administration Contract ("Sub-Advisory Contract") between UBS PaineWebber and Brinson Advisors. In accordance with the Sub-Advisory Contract, UBS PaineWebber (not the Funds) pays Brinson Advisors a fee, computed daily and paid monthly, at an annual rate of 50% of the fee paid by each Fund to UBS PaineWebber under the Advisory Contract, net of waivers and/or reimbursements.

   UBS PaineWebber and Brinson Advisors agreed to reimburse a portion of expenses to maintain the Funds' total annual operating expenses at a level not exceeding 0.28% and 0.29% of the Money Market Fund and the Treasury Securities Fund's average daily net assets for Institutional shares, respectively, and 0.53% of the Money Market Fund's average daily net assets for Financial Intermediary shares. For the year ended April 30, 2001, UBS PaineWebber and Brinson Advisors waived $615,698 and $104,629 in investment advisory and administration fees from the Money Market Fund and the Treasury Securities Fund, respectively.

BANK LINE OF CREDIT

   The Funds may participate with other funds managed by Brinson Advisors in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of a Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Funds have agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. For the year ended April 30, 2001 the Money Market Fund did not borrow under this facility. The Treasury Securities Fund borrowed $5,900,000 at an interest rate of 6.9% for the period October 6, 2000 to October 9, 2000.

FEDERAL TAX STATUS

   Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

SHAREHOLDER SERVICES PLAN AND AGREEMENT

   Under a Shareholder Services Plan and Agreement with respect to its Financial Intermediary shares, each Fund had agreed to pay UBS PaineWebber monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under Service Agreements with those financial intermediaries, UBS PaineWebber had agreed to pay the entire fee to the financial intermediaries

------------
* UBS PaineWebber is a service mark of UBS AG

NOTES TO FINANCIAL STATEMENTS

for certain support services that they provide to the beneficial owners of the Financial Intermediary shares. At April 30, 2001, the Money Market Fund owed UBS PaineWebber $11,051 in shareholder service fees.

MONEY MARKET FUND INSURANCE BOND

   The Money Market Fund obtained an insurance bond that provides limited coverage for certain loss events involving certain money market instruments held by the Money Market Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bond provides for coverage up to $200 million for a number of funds with a deductible of 10 basis points (0.10%) of the total assets of the Money Market Fund for First Tier Securities and 50 basis points (0.50%) of the total assets of the Money Market Fund for Second Tier Securities, in each case determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the bond, the Money Market Fund would expect to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which is generally no later than the maturity of the security. While the policy is intended to provide some protection against credit risk and to help the Money Market Fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so. For the year ended April 30, 2001, the Money Market Fund did not use this insurance bond.

OTHER LIABILITIES

   At April 30, 2001, the Money Market Fund and the Treasury Securities Fund had dividends payable aggregating $10,528,271 and $642,905, respectively.

SHARES OF BENEFICIAL INTEREST

   There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                                                 FINANCIAL
                                                        INSTITUTIONAL SHARES                INTERMEDIARY SHARES*
                                                ----------------------------------    ---------------------------------
                                                    FOR THE YEARS ENDED APRIL 30,        FOR THE YEARS ENDED APRIL 30,
                                                ----------------------------------    ---------------------------------
                                                      2001              2000               2001              2000
                                                ---------------    ---------------    --------------    ---------------
MONEY MARKET FUND:
Shares sold..................................    12,004,859,935     12,555,684,920      171,700,609        125,615,287
Shares repurchased...........................   (11,451,875,347)   (12,844,886,813)    (186,348,762)       (72,982,693)
Dividends reinvested.........................       124,230,914         88,935,293        1,550,476                --
                                                ---------------    ---------------     ------------        -----------
Net increase (decrease) in shares
  outstanding................................       677,215,502       (200,266,600)     (13,097,677)        52,632,594
                                                ===============    ===============     ============        ===========

TREASURY SECURITIES FUND:
Shares sold..................................       486,200,792        221,556,579
Shares repurchased...........................      (444,632,264)      (288,382,268)
Dividends reinvested.........................         7,278,573          6,289,958
                                                ---------------    ---------------
Net increase (decrease) in shares
  outstanding................................        48,847,101        (60,535,731)
                                                ===============    ===============

* For the years ended April 30, 2001 and April 30, 2000, there were no transactions in Financial Intermediary shares for the Treasury Securities Fund.

                (This page has been left blank intentionally.)

BRINSON LIR MONEY MARKET FUND



FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                  INSTITUTIONAL SHARES
                                                            -------------------------------------------------------------------



                                                                               FOR THE YEARS ENDED APRIL 30,
                                                            -------------------------------------------------------------------
                                                               2001          2000          1999          1998           1997
                                                            ----------    ----------    ----------    ----------     ----------
Net asset value, beginning of period ...................    $     1.00    $     1.00    $     1.00    $     1.00     $     1.00
                                                            ----------    ----------    ----------    ----------     ----------
Net investment income ..................................         0.061         0.053         0.051         0.054          0.052
                                                            ----------    ----------    ----------    ----------     ----------
Dividends from net investment income ...................        (0.061)       (0.053)       (0.051)       (0.054)        (0.052)
                                                            ----------    ----------    ----------    ----------     ----------
Net asset value, end of period .........................    $     1.00    $     1.00    $     1.00    $     1.00     $     1.00
                                                            ==========    ==========    ==========    ==========     ==========
Total investment return (1) ............................          6.25%         5.40%         5.22%         5.52%          5.33%
                                                            ==========    ==========    ==========    ==========     ==========
Ratios/Supplemental Data:
Net assets, end of period (000's) ......................    $2,513,344    $1,836,114    $2,036,379    $1,591,789     $1,246,799
Expenses to average net assets net of
  waivers/reimbursements from adviser ..................          0.28%         0.28%         0.26%         0.29%          0.25%
Expenses to average net assets before
  waivers/reimbursements from adviser ..................          0.31%         0.30%         0.31%         0.34%          0.30%
Net investment income to average net assets net of
  waivers/reimbursements from adviser ..................          6.04%         5.26%         5.07%         5.38%          5.24%
Net investment income to average net assets before
  waivers/reimbursements from adviser ..................          6.01%         5.24%         5.02%         5.33%          5.19%

-----------------
+   Issuance of shares.

*   Annualized.

** For the period May 1, 1997 to January 13, 1998 there were no Financial Intermediary shares outstanding.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

                                                                   FINANCIAL INTERMEDIARY SHARES**
                                                             ---------------------------------------------
                                                                                                FOR THE
                                                                                                 PERIOD
                                                                    FOR THE YEARS ENDED        JANUARY 14,
                                                                         APRIL 30,               1998 TO
                                                             -------------------------------    APRIL 30,
                                                              2001         2000        1999       1998
                                                             -------     -------     -------   -----------
Net asset value, beginning of period ...................     $  1.00     $  1.00     $  1.00     $  1.00
                                                             -------     -------     -------     -------
Net investment income ..................................       0.058       0.050       0.048       0.015
                                                             -------     -------     -------     -------
Dividends from net investment income ...................      (0.058)     (0.050)     (0.048)     (0.015)
                                                             -------     -------     -------     -------
Net asset value, end of period .........................     $  1.00     $  1.00     $  1.00     $  1.00
                                                             =======     =======     =======     =======
Total investment return (1) ............................        5.99%       5.14%       4.96%       1.51%
                                                             =======     =======     =======     =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ......................     $51,534     $64,634     $12,002     $16,302
Expenses to average net assets net of
  waivers/reimbursements from adviser ..................        0.53%       0.53%       0.51%       0.54%*
Expenses to average net assets before
  waivers/reimbursements from adviser ..................        0.56%       0.55%       0.56%       0.59%*
Net investment income to average net assets net of
  waivers/reimbursements from adviser ..................        5.74%       5.05%       4.82%       5.13%*
Net investment income to average net assets before
  waivers/reimbursements from adviser ..................        5.71%       5.03%       4.77%       5.07%*

BRINSON LIR TREASURY SECURITIES FUND



FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                                          INSTITUTIONAL SHARES
                                                                        -----------------------------------------------------------
                                                                                      FOR THE YEARS ENDED APRIL 30,
                                                                        -----------------------------------------------------------
                                                                          2001         2000         1999         1998         1997
                                                                        --------     --------     --------     --------     -------
Net asset value, beginning of year ...................................  $   1.00     $   1.00     $   1.00     $   1.00     $  1.00
                                                                        --------     --------     --------     --------     -------
Net investment income ................................................     0.054        0.049        0.046        0.051       0.049
                                                                        --------     --------     --------     --------     -------
Dividends from net investment income .................................    (0.054)      (0.047)      (0.046)      (0.051)     (0.049)
Distributions from net realized gains from investment transactions ...        --       (0.002)          --           --          --
                                                                        --------     --------     --------     --------     -------
Total dividends and distributions to shareholders ....................    (0.054)      (0.049)      (0.046)      (0.051)     (0.049)
                                                                        ========     ========     ========     ========     =======
Net asset value, end of year .........................................  $   1.00     $   1.00     $   1.00     $   1.00     $  1.00
                                                                        ========     ========     ========     ========     =======
Total investment return (1) ..........................................      5.55%        4.97%        4.68%        5.23%       5.02%

Ratios/Supplemental Data:
Net assets, end of year (000's) ......................................  $167,390     $118,525     $179,227     $179,708     $65,893
Expenses to average net assets net of
  waivers/reimbursements from adviser ................................      0.29%        0.29%        0.28%        0.30%       0.30%
Expenses to average net assets before
  waivers/reimbursements from adviser ................................      0.36%        0.35%        0.33%        0.47%       0.72%
Net investment income to average net assets
  net of waivers/reimbursements from adviser .........................      5.36%        4.61%        4.57%        5.09%       4.97%
Net investment income to average net assets
  before waivers/reimbursements from adviser .........................      5.29%        4.55%        4.52%        4.92%       4.56%

--------------
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

BRINSON LIR MONEY MARKET FUND

BRINSON LIR TREASURY SECURITIES FUND



REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders of
Brinson LIR Money Market Fund
Brinson LIR Treasury Securities Fund

   We have audited the accompanying statement of net assets of the Brinson LIR Money Market Fund and Brinson LIR Treasury Securities Fund (the "Funds") as of April 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at April 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Brinson LIR Money Market Fund and Brinson LIR Treasury Securities Fund at
April 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.



                                                       /s/ Ernst & Young LLP



New York, New York
June 8, 2001

BRINSON LIR MONEY MARKET FUND

BRINSON LIR TREASURY SECURITIES FUND



TAX INFORMATION (UNAUDITED)

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended to advise you within 60 days of the Fund's fiscal year end, April 30, 2001, as to the federal tax status of distributions received by shareholders during such fiscal period. Accordingly, we are advising you that all dividends paid by the Fund during the fiscal period were derived from net investment income. These amounts are taxable as ordinary income, none of which qualifies for the dividend received deduction available to corporate shareholders.

   Dividends received by tax-exempt recipients (e.g. IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

   Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2001. The second notification, which will reflect the amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2002. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer

Brian M. Storms


PRINCIPAL OFFICERS

Brian M. Storms
PRESIDENT

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Elbridge T. Gerry III
VICE PRESIDENT

Susan P. Ryan
VICE PRESIDENT


INVESTMENT ADVISOR AND ADMINISTRATOR

UBS PaineWebber Inc.
1285 Avenue of the Americas
New York, New York 10019


SUBADVISOR, SUBADMINISTRATOR AND PRINCIPAL UNDERWRITER
Brinson Advisors, Inc.
51 West 52nd Street
New York, New York 10019-6114




THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

                                BRINSON ADVISORS
                                -C-2001 Brinson Advisors, Inc.
                                All Rights Reserved

                                       BRINSON LIR
                                       MONEY MARKET
                                       FUND
                                       BRINSON LIR
                                       TREASURY SECURITIES
                                       FUND


                                       APRIL 30, 2001





                                       ANNUAL REPORT